Right-of-use assets	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
USD
Cost
As at 1 April 2022	1,229,314
Exchange difference	(58,724)

As at 31 March 2023/1 April 2023	1,170,590
Additions	447,201
Derecognition arising from lease termination	(138,528)
Exchange difference	(82,533)

As at 31 March 2024	1,396,730

Accumulated amortisation
As at 1 April 2022	392,269
Charge for the financial year	326,992
Exchange difference	(16,186)

As at 31 March 2023/1 April 2023	703,075
Charge for the financial year	403,019
Derecognition arising from lease termination	(138,528)
Exchange difference	(50,959)

As at 31 March 2024	916,607

Carrying amount

As at 31 March 2023	467,515

As at 31 March 2024	480,123

The Group leases office premises for 3 years that which has options to extend the lease term for another 3 years upon lease expired. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and to align with the Group’s business needs. The Group had performed an assessment at lease commencement whether it is reasonably certain to exercise the extension options.